Goldman Sachs Clean Energy Income Fund Average Annual Total Returns - Class A C Inst Inv R6 Shares [Member]		12 Months Ended	60 Months Ended	66 Months Ended
	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Clean Energy Income Composite Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		44.25%	(2.68%)	8.33%
Eagle Global Renewables Infrastructure Index (Total Return, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		40.42%	2.73%	7.89%
S&P Global Clean Energy Index (Total Return, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		47.32%	(8.50%)	7.73%
S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	17.82%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		32.14%	(3.47%)	3.84%
Performance Inception Date	Jun. 26, 2020
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		31.66%	(4.22%)	2.62%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		19.31%	(2.77%)	2.45%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		37.62%	(3.11%)	4.12%
Performance Inception Date	Jun. 26, 2020
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		40.23%	(2.03%)	5.28%
Performance Inception Date	Jun. 26, 2020
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		40.02%	(2.14%)	5.16%
Performance Inception Date	Jun. 26, 2020
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		40.25%	(2.02%)	5.29%
Performance Inception Date	Jun. 26, 2020